Significant Accounting Policies (Summary Of Anti-Dilutive Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	48,834	44,406
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	12,240	11,410
Warrants Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	12,850	12,150
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	187
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares	23,557	20,846